Supplement to the
Fidelity Advisor® Strategic Income Fund
Class A, Class M, Class C, Class I and Class Z
March 1, 2019
STATEMENT OF ADDITIONAL INFORMATION

David Simner no longer serves as a co-manager of the fund.

Ario Emami Nejad, Timothy Gill, and Rose McMellin serve as co-managers of the fund.

The following information supplements information found in the “Management Contract” section.

Ario Emami Nejad is co-manager of Fidelity Advisor® Strategic Income Fund and receives compensation for his services. Timothy Gill is co-manager of Fidelity Advisor® Strategic Income Fund and receives compensation for his services. Rose McMellin is co-manager of Fidelity Advisor® Strategic Income Fund and receives compensation for her services. As of March 31, 2019, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or FIL Limited (FIL), as applicable, or at the election of the portfolio manager.

Mr. Emami Nejad’s and Ms. McMellin’s base salary is determined by level of responsibility and tenure at FIL or its affiliates. The primary components of each portfolio manager’s bonus are based on the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index or within a defined peer group, as applicable, assigned to each fund or account. The pre-tax investment performance of each portfolio manager’s fund(s) and account(s) is weighted according to his or her tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his or her tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his or her tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index or a peer group. A smaller, subjective component of each portfolio manager’s bonus is based on the co-manager’s overall contribution to management of FIL. The portion of each portfolio manager’s bonus that is linked to the investment performance of Fidelity Advisor® Strategic Income Fund is based on the pre-tax investment performance of the portion of the fund’s assets he or she manages measured against the Bloomberg Barclays Global Aggregate Developed Markets GDP Weighted ex USD Bond Index.

Mr. Gill’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other FMR emerging market funds and accounts. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. The portion of the portfolio manager’s bonus that is linked to the investment performance of Fidelity Advisor® Strategic Income Fund is based on the pre-tax investment performance of the portion of the fund’s assets he manages measured against the Bloomberg Barclays Emerging Markets Index.

Each portfolio manager (except for employees of FIL and its affiliates) also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. Employees of FIL and its affiliates are compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FIL. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC or FIL and their affiliates.

A portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Emami Nejad as of March 31, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	29	20
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,874	$17,427	$4,625
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity Advisor® Strategic Income Fund managed by Mr. Emami Nejad ($1,724 (in millions) assets managed).

As of March 31, 2019, the dollar range of shares of Fidelity Advisor® Strategic Income Fund beneficially owned by Mr. Emami Nejad was none.

The following table provides information relating to other accounts managed by Mr. Gill as of March 31, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	2	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$28,656	$811	$746
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity Advisor® Strategic Income Fund managed by Mr. Gill ($16,557 (in millions) assets managed).

As of March 31, 2019, the dollar range of shares of Fidelity Advisor® Strategic Income Fund beneficially owned by Mr. Gill was none.

The following table provides information relating to other accounts managed by Ms. McMellin as of March 31, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	11	11
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,874	$9,089	$2,779
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity Advisor® Strategic Income Fund managed by Ms. McMellin ($1,724 (in millions) assets managed).

As of March 31, 2019, the dollar range of shares of Fidelity Advisor® Strategic Income Fund beneficially owned by Ms. McMellin was none.

SI-SIIB-19-01 1.869855.119	June 6, 2019

Supplement to the
Fidelity Advisor® Strategic Income Fund
March 1, 2019
STATEMENT OF ADDITIONAL INFORMATION

David Simner no longer serves as a co-manager of the fund.

Ario Emami Nejad, Timothy Gill, and Rose McMellin serve as co-managers of the fund.

The following information supplements information found in the “Management Contract” section.

Ario Emami Nejad is co-manager of Fidelity Advisor® Strategic Income Fund and receives compensation for his services. Timothy Gill is co-manager of Fidelity Advisor® Strategic Income Fund and receives compensation for his services. Rose McMellin is co-manager of Fidelity Advisor® Strategic Income Fund and receives compensation for her services. As of March 31, 2019, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or FIL Limited (FIL), as applicable, or at the election of the portfolio manager.

Mr. Emami Nejad’s and Ms. McMellin’s base salary is determined by level of responsibility and tenure at FIL or its affiliates. The primary components of each portfolio manager’s bonus are based on the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index or within a defined peer group, as applicable, assigned to each fund or account. The pre-tax investment performance of each portfolio manager’s fund(s) and account(s) is weighted according to his or her tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his or her tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his or her tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index or a peer group. A smaller, subjective component of each portfolio manager’s bonus is based on the co-manager’s overall contribution to management of FIL. The portion of each portfolio manager’s bonus that is linked to the investment performance of Fidelity Advisor® Strategic Income Fund is based on the pre-tax investment performance of the portion of the fund’s assets he or she manages measured against the Bloomberg Barclays Global Aggregate Developed Markets GDP Weighted ex USD Bond Index.

Mr. Gill’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other FMR emerging market funds and accounts. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. The portion of the portfolio manager’s bonus that is linked to the investment performance of Fidelity Advisor® Strategic Income Fund is based on the pre-tax investment performance of the portion of the fund’s assets he manages measured against the Bloomberg Barclays Emerging Markets Index.

Each portfolio manager (except for employees of FIL and its affiliates) also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. Employees of FIL and its affiliates are compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FIL. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC or FIL and their affiliates.

A portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Emami Nejad as of March 31, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	29	20
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,874	$17,427	$4,625
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity Advisor® Strategic Income Fund managed by Mr. Emami Nejad ($1,724 (in millions) assets managed).

As of March 31, 2019, the dollar range of shares of Fidelity Advisor® Strategic Income Fund beneficially owned by Mr. Emami Nejad was none.

The following table provides information relating to other accounts managed by Mr. Gill as of March 31, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	2	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$28,656	$811	$746
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity Advisor® Strategic Income Fund managed by Mr. Gill ($16,557 (in millions) assets managed).

As of March 31, 2019, the dollar range of shares of Fidelity Advisor® Strategic Income Fund beneficially owned by Mr. Gill was none.

The following table provides information relating to other accounts managed by Ms. McMellin as of March 31, 2019:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	11	11
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,874	$9,089	$2,779
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity Advisor® Strategic Income Fund managed by Ms. McMellin ($1,724 (in millions) assets managed).

As of March 31, 2019, the dollar range of shares of Fidelity Advisor® Strategic Income Fund beneficially owned by Ms. McMellin was none.

RSIB-19-01 1.9895976.100	June 6, 2019